INCOME TAX (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Oct. 31, 2014 USD ($) item
Components of the company's income tax provision
Deferred	$ 2,093	$ 93	$ 61
Total income tax expense (benefit)	(11)	240
Deferred tax asset
Net operating loss carryforward	7,800
Reconciliation of the Company's effective tax rate to the Company's statutory federal income tax rate
Outstanding Balance	522,775	552,799
TRS'
Components of the company's income tax provision
Current	(11)	240	0
Current Income Tax Expense (Benefit), Discontinued Operations	(154)	89	115
Deferred	0	0	0
Deferred Income Tax Expense (Benefit), Discontinued Operations	2,093	(1,372)	61
Total income tax expense (benefit)	1,928	(1,043)	$ 176
Deferred tax asset
Mortgage servicing rights	4,083	2,844
Net operating loss carryforward	2,906	1,465
Other temporary differences	1,762	1,055
Sub-total-deferred tax assets	8,751	5,364
Deferred tax liabilities
Basis difference in assets from acquisition of ACRE Capital	(2,709)	(2,654)
Components of gains from mortgage banking activities	(9,344)	(4,046)
Amortization of intangible assets	(297)	(170)
Sub-total-deferred tax liabilities	(12,350)	(6,870)
Net deferred tax liability	$ (3,599)	$ (1,506)
Reconciliation of the Company's effective tax rate to the Company's statutory federal income tax rate
Federal statutory rate (as a percent)	35.00%	35.00%	35.00%
State income taxes (as a percent)	3.60%	2.40%	5.70%
Federal benefit of state tax deduction (as a percent)	(1.30%)	(0.80%)	(2.00%)
Effective tax rate (as a percent)	37.30%	36.60%	38.70%
Reconciliation of the Company's federal income tax determined using the Company's statutory federal tax rate to the Company's reported income tax provision
Operating loss carryforward period	20 years
TRS' | Notes Receivable and Revolving Promissory Note Receivable
Reconciliation of the Company's effective tax rate to the Company's statutory federal income tax rate
Outstanding Balance	$ 51,900	$ 50,900
TRS' | Notes Receivable
Reconciliation of the Company's effective tax rate to the Company's statutory federal income tax rate
Capitalized amount	$ 44,000
TRS' | Revolving Promissory Note
Reconciliation of the Company's effective tax rate to the Company's statutory federal income tax rate
Capitalized amount				$ 8,000
TRS' | Notes
Reconciliation of the Company's effective tax rate to the Company's statutory federal income tax rate
Number of Notes | item				2